FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 6,957	$ 3,528
Fair value	(72,738)	(45,869)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	9,750	5,351
Fair value	$ 1	$ 1
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.00%	2.50%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	7.00%	5.80%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 1,660	$ 1,660
Fair value	$ (67)	$ (194)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	1.90%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.10%	6.00%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 835	$ 1,050
Fair value		$ 10
Fair value	$ (14)
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.40%	1.40%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.80%	1.60%
Interest rate risk | Interest rate swaps on fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 180
Fair value	$ 2
Interest rate risk | Interest rate swaps on fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%
Interest rate risk | Interest rate swaps on fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	7.30%
Interest rate risk | Interest rate swaptions
Disclosure of detailed information about financial instruments [line items]
Notional		$ 560
Rates		1.00%
Fair value		$ 0